Intangible assets and goodwill - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill
Balance at the beginning of the period	$ 699.5	$ 697.0
Goodwill on acquisition of DigitalGlobe (note 9)	1,668.9
Foreign currency translation	6.0	2.5
Balance at the end of the period	2,374.4	699.5
Space Systems
Changes in goodwill
Balance at the beginning of the period	625.1	622.8
Goodwill on acquisition of DigitalGlobe (note 9)	142.9
Foreign currency translation	5.6	2.3
Balance at the end of the period	773.6	625.1
Imagery
Changes in goodwill
Balance at the beginning of the period	27.0	26.8
Goodwill on acquisition of DigitalGlobe (note 9)	1,399.8
Foreign currency translation	0.4	0.2
Balance at the end of the period	1,427.2	27.0
Services
Changes in goodwill
Balance at the beginning of the period	47.4	47.4
Goodwill on acquisition of DigitalGlobe (note 9)	126.2
Balance at the end of the period	$ 173.6	$ 47.4